Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Investments All Other Investments [Abstract]
Summary of Estimated Fair Values of Entity's Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

		As at December 31, 2015		As at December 31, 2014
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$93,431	$93,431	$126,311	$126,311
Short-term investments	1	1,120	1,120	1,336	1,336
Loan receivable	2	1,497	1,497	1,268	1,268
Patent finance obligations	2	27,980	27,980	44,883	44,883
Foreign currency contracts	2	-	-	(732)	(732)

Information Regarding Aging and Collectability of Accounts Receivable

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2015:

Current	$7,664
Past due 1 - 30 days	435
Past due 31 - 60 days	71
Past due 61 - 90 days	4
Over 91 days past due	273
Less allowance for doubtful accounts	(11)
$8,436